Invesco PowerShares 3500 Lacey Road, Suite 700 Downers Grove, IL 60515

January 16, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	PowerShares Exchange-Traded Fund Trust II
1933 Act Registration No. 333 - 138490
1940 Act Registration No. 811 - 21977

Ladies and Gentlemen:

On behalf of PowerShares Exchange-Traded Fund Trust II (the “Trust”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended, and rule 485(a)(2) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of Post-Effective Amendment No. 471 (the “Amendment”) to the Trust’s registration statement on Form N-1A. This Amendment is being filed in order to register a new series of the Trust, to be known as the PowerShares S&P 500 ex-Rate Sensitive Low Volatility Portfolio.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (630) 684-6927.

Very truly yours,

/s/ Melissa Nguyen
Melissa Nguyen Counsel